Prepaid expenses and other assets (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of receivables, prepayments and other assets

Receivables, prepayments and other assets consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB

Security deposits and other deposits[1]	848,495	649,704
Deductible value-added taxes	78,310	64,300
Prepaid online marketing expenses	12,417	17,207
Advances	93,190	110,674
Trust statutory deposits	46,488	105,319
Others	192,773	223,862
	1,271,673	1,171,066

1	Security deposits and other deposits primarily include security deposits and rental deposits. Security deposits were set aside as requested by certain institutional funding partners, held in deposit accounts with the institutional funding partners. As of December 31, 2024 and 2025, security deposits set aside by the Group amounted to RMB785,348 and RMB643,571 respectively.